Expense Example	Oct. 31, 2024 USD ($)
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	179
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	153
Expense Example, with Redemption, 10 Years	358
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	178
Expense Example, with Redemption, 10 Years	418
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class P Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	153
Expense Example, with Redemption, 10 Years	358
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	47
Expense Example, with Redemption, 5 Years	84
Expense Example, with Redemption, 10 Years	191
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	369
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	428
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class P Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	369
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
HSBC Radiant U.S. Smaller Companies Fund | HSBC Radiant U.S. Smaller Companies Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	1,659
Expense Example, with Redemption, 5 Years	3,098
Expense Example, with Redemption, 10 Years	6,392
HSBC Radiant U.S. Smaller Companies Fund Class I | HSBC Radiant U.S. Smaller Companies Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	1,142
Expense Example, with Redemption, 5 Years	2,192
Expense Example, with Redemption, 10 Years	$ 4,812